                          A Letter To Our Shareholders


Dear Shareholder:

  Despite the volatility of the financial markets during the year ended August 31, 1999, money market securities once again provided competitive returns for shareholders seeking income with capital preservation. Economic conditions during the reporting period were generally characterized by strong growth cou-pled with low inflation. However, many forward-looking investors were alterna-tively concerned over the past year that the economy might either be deterio-rating or growing too quickly. Those investors who sought the safety of money market funds were largely unaffected by the volatility of the stock and bond markets caused by changing market conditions and shifting investor views.

  Throughout the year, the Portfolio was managed in a manner consistent with providing liquidity and as high a level of current income as is consistent with the preservation of capital. Excelsior Institutional Money Fund's annualized current 7-day yield for the period ended August 31, 1999 was 5.15% and for the same period the Fund's annualized effective 7-day yield was 5.28% after taking into account the effect of compounding.*

  As you are aware, the Excelsior Board of Trustees has approved the proposed reorganization of the Excelsior Institutional Money Fund into the Institu-tional Shares of the Excelsior Money Fund. The reorganization is designed to streamline and simplify the Excelsior Fund's money market offerings. The in-vestment objectives and policies of the Excelsior Money Fund are, generally, substantially similar to those of the Excelsior Institutional Money Fund.

  In evaluating this plan, the Excelsior Board of Trustees noted that the re-organization would result in consistent investment management and credit anal-ysis across all Excelsior money market funds. This reorganization would also provide for broader diversification of the Fund's investments. Additionally, the combined assets of the two funds would be significantly larger than that of the Institutional Money Fund alone. This greater asset size will help elim-inate the inefficiencies of maintaining a separate fund. In addition, the to-tal annual operating expenses of the Money Fund will be less than the expenses of the current Institutional Money Fund. Further, the reorganization would be tax-free and would not dilute your investment in any way.

  This Annual Report reviews the Fund and Portfolio's investment activities and performance over the past year. On behalf of the Board of Trustees and staff of Excelsior Funds, I want to extend our sincere appreciation to all of our shareholders. We thank you for your confidence and participation and we look forward to continuing to help you achieve your financial goals.

/s/ FREDERICK S. WONHAM

Frederick S. Wonham
Chairman of the Board and President

October 25, 1999

* Annualized effective yield is based upon dividends declared daily and rein-vested monthly.

The shares of the Fund are neither insured nor guaranteed by the U.S. Govern-ment. While the Fund seeks to maintain a stable net asset value of $1.00 per share, there can be no assurance that it will be able to do so on a continuing basis.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR EN-DORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY OR GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE BANK INSURANCE FUND, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

 Excelsior Institutional Money Fund

 Statement Of Assets And Liabilities August 31, 1999

Assets:
Investments in Cash Reserves Portfolio (the "Portfolio"), at
 value (Note 1).................................................. $277,850,035
Receivable for fund shares sold..................................       19,000
                                                                  ------------
 Total assets....................................................  277,869,035
                                                                  ------------
Liabilities:
Dividends payable................................................      969,864
Administrative servicing fees payable (Note 2)...................      365,193
Administration fees payable (Note 2).............................      122,141
Transfer agent fees payable (Note 2).............................        1,819
Other accrued expenses...........................................       36,010
                                                                  ------------
 Total liabilities...............................................    1,495,027
                                                                  ------------
Net Assets for 276,374,008 shares of beneficial interest
 outstanding..................................................... $276,374,008
                                                                  ============
Represented by:
Paid-in capital.................................................. $276,374,008
                                                                  ============
Net Asset Value, Offering Price and Redemption Price Per Share...        $1.00
                                                                  ============

 Excelsior Institutional Money Fund

 Statement Of Operations
 For the year ended August 31, 1999

Investment Income from Portfolio (Note 1):
Interest income (includes $18,205 of net realized
 gains)..............................................             $12,256,163
Allocated expenses...................................                (235,129)
                                                                  -----------
                                                                   12,021,034
Expenses (Note 1):
Administrative servicing fees (Note 2)............... $  938,516
Administration fees (Note 2).........................    234,629
Professional fees....................................     48,344
Transfer agent fees (Note 2).........................     24,285
Prospectus and shareholders' reports.................     22,087
Registration fees....................................     16,665
Trustees' fees and expenses (Note 2).................     16,417
Amortization of organization expenses (Note 1).......      8,021
Miscellaneous expenses...............................      1,618
                                                      ----------
 Total expenses......................................  1,310,582
 Less: Waiver of administrative servicing fees (Note
  2).................................................   (930,698)
 Less: Waiver of administration fees (Note 2)........    (27,522)
                                                      ----------
 Net expenses........................................                 352,362
                                                                  -----------
Net investment income from operations................             $11,668,672
                                                                  ===========

                       See notes to financial statements

 Excelsior Institutional Money Fund

 Statement Of Changes In Net Assets

                                                For the Year Ended August 31,
                                                    1999             1998
                                               ---------------  ---------------
Increase (Decrease) in Net Assets:
Net investment income from operations........  $    11,668,672  $    10,308,761
                                               ---------------  ---------------
Dividends to shareholders from net investment
 income......................................      (11,668,672)     (10,308,761)
                                               ---------------  ---------------
Transactions in Shares of Beneficial Interest
 ($1.00 Per Share)
Net proceeds from shares sold................    1,849,947,619    2,050,291,956
Reinvestment of dividends....................        3,365,166        3,681,052
Cost of shares redeemed......................   (1,748,757,933)  (2,197,914,554)
                                               ---------------  ---------------
 Net increase (decrease) in net assets
  resulting from transactions in shares of
  beneficial interest........................      104,554,852     (143,941,546)
                                               ---------------  ---------------
 Total increase (decrease) in net assets.....      104,554,852     (143,941,546)
Net Assets:
Beginning of year............................      171,819,156      315,760,702
                                               ---------------  ---------------
End of year..................................  $   276,374,008  $   171,819,156
                                               ===============  ===============

 Excelsior Institutional Money Fund

 Financial Highlights

                                      For the Year Ended August 31,
                                 1999      1998      1997      1996      1995
                               --------  --------  --------  --------  --------
Net Asset Value, beginning of
 year........................     $1.00     $1.00     $1.00     $1.00     $1.00
Net investment income from
 operations..................    0.0502    0.0551    0.0543    0.0547    0.0579
Dividends from net investment
 income......................   (0.0502)  (0.0551)  (0.0543)  (0.0547)  (0.0579)
                               --------  --------  --------  --------  --------
Net Asset Value, end of
 year........................     $1.00     $1.00     $1.00     $1.00     $1.00
                               ========  ========  ========  ========  ========
Total Return.................     5.13%     5.65%     5.57%     5.61%     5.95%
                               ========  ========  ========  ========  ========
Ratios:
 Net investment income to
  average net assets (1).....     4.97%     5.52%     5.40%     5.55%     5.59%
 Expenses to average net
  assets (1).................     0.25%     0.25%     0.25%     0.25%     0.25%
Total Net Assets, end of year
 (000's omitted).............  $276,374  $171,819  $315,761  $293,290  $638,111

(1) Reflects the Fund's proportionate share of the Portfolio's expenses as well as voluntary fee waivers by agents of the Portfolio and the Trust. If the voluntary fee waivers had not been in place, the ratios of net investment income and expenses to average net assets would have been as follows:
    Net investment income to
    average net assets.......     4.56%     4.94%     4.92%     5.11%     5.16%
    Expenses to average net
    assets...................     0.66%     0.83%     0.74%     0.69%     0.68%

                       See notes to financial statements

 Excelsior Institutional Money Fund

 Notes To Financial Statements

(1) Significant Accounting Policies
Excelsior Institutional Money Fund (the "Fund") is a series of Excelsior Funds (the "Trust"), an open-end diversified management investment company regis-tered under the Investment Company Act of 1940.

U.S. Trust Company of Connecticut ("U.S. Trust Connecticut"), Chase Global Funds Services Company ("CGFSC"), a corporate affiliate of The Chase Manhattan Bank, and Federated Administrative Services ("FAS"), a wholly-owned subsidiary of Federated Investors (collectively, the "Administrators"), serve as Adminis-trators of the Trust. U.S. Trust Connecticut is a wholly-owned subsidiary of U.S. Trust Corporation ("U.S. Trust"), a registered bank holding company. Edgewood Services, Inc. ("Edgewood"), a wholly-owned subsidiary of Federated Investors, serves as distributor to the Fund.

It is the Fund's policy, to the extent possible, to maintain a continuous net asset value of $1.00 per share; the Fund has adopted certain investment, valu-ation, dividend and distribution policies to enable it to do so.

The Fund invests all of its investable assets in Cash Reserves Portfolio (the "Portfolio"), an open-end diversified management investment company for which Citibank, N.A. serves as Investment Advisor. The value of such investment re-flects the Fund's proportionate interest in the net assets of the Portfolio (1.9% at August 31, 1999).

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

A. Investment Valuation -- Valuation of securities by the Portfolio is dis-cussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B. Investment Income -- The Fund earns interest income, net of Portfolio ex-penses, daily on its investment in the Portfolio. Realized gain and loss from securities transactions are recorded by the Portfolio on the identified cost basis, when recognized, and allocated to the Fund, along with net investment income, based on its investment in the Portfolio.

C. Dividends to Shareholders -- Dividends from net investment income are de-clared daily and paid monthly. Distributions from net realized gains or loss-es, if any, are declared daily as income and paid monthly.

D. Federal Income Taxes -- It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best inter-est of its shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

E. Expenses -- The Fund bears all costs of its operations other than expenses specifically assumed by the Administrators.

F. Deferred Organization Expenses -- Organization expenses have been deferred and are being amortized on a straight line basis over a period not to exceed five years beginning with the commencement of operations of the Fund.

G. Other -- All of the net income of the Portfolio is allocated pro rata among the Fund and the other investors in the Portfolio at the time of such determi-nation.

 Excelsior Institutional Money Fund

 Notes To Financial Statements continued


(2) Administration Fee and Other Transactions With Affiliates
A. Administration Fee -- For services provided to the Fund, the Administrators are entitled jointly to an annual fee, payable monthly, at a maximum annual rate of 0.10% of the average daily net assets of the Fund. For the year ended August 31, 1999, administration fees totaling $199,435 were charged by U.S. Trust Connecticut, of which $27,522 were waived.

For the year ended August 31, 1999, the Fund paid FAS administration fees to-taling $35,194. Edgewood receives no compensation from the Fund in its capac-ity as distributor of the Fund's shares.

For the year ended August 31, 1999, CGFSC received fees amounting to $24,285 for providing transfer agency services to the Fund.

B. Administrative Servicing Fee -- The Trust, on behalf of the Fund, has en-tered into shareholder servicing agreements with United States Trust Company of New York, a wholly-owned subsidiary of U.S. Trust, BISYS and Mid Atlantic Capital Group Inc. (the "Service Organizations") pursuant to which each Serv-ice Organization, as agent for its customers, provides administrative support services. For its services, each Service Organization may receive a fee from the Fund, which may not exceed, on an annual basis, an amount equal to 0.40% of the average daily net assets of Fund shares owned by customers of the Serv-ice Organization. For the year ended August 31, 1999, the Service Organiza-tions received fees amounting to $7,818 for providing shareholder servicing to the Fund.

C. Other -- Independent Trustees receive an annual retainer of $4,000 and an additional $250 for each meeting of the Board of Trustees attended. In addi-tion, the Trust reimburses independent Trustees for reasonable expenses in-curred when acting in their capacity as Trustees.

(3) Reorganization
On July 30, 1999, the Board of Trustees of the Trust approved the proposed re-organization of the Trust's Institutional Money Fund into the Money Fund of Excelsior Funds, Inc. (the "Company"). The proposed reorganization will be submitted to a vote of the shareholders of the Trust on or about November 23, 1999. If the reorganization is approved by the shareholders, and certain other conditions are satisfied, the assets and liabilities of the Trust's Institu-tional Money Fund will be transferred to the Company's Money Fund in exchange for Institutional Shares of the Company's Money Fund, and the Trust will deregister under the Investment Company Act of 1940. If the reorganization is approved by the shareholders, it is expected that the reorganization will oc-cur in December 1999.

 Excelsior Institutional Money Fund

 Report of Independent Accountants


To the Trustees and the Shareholders of
Excelsior Funds (the Trust):
Excelsior Institutional Money Fund

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the finan-cial highlights present fairly, in all material respects, the financial posi-tion of Excelsior Institutional Money Fund (the "Fund"), a series of the Ex-celsior Funds, at August 31, 1999 and the results of its operations, the changes in its net assets and the financial highlights for the periods indi-cated in conformity with generally accepted accounting principles. These fi-nancial statements and financial highlights (hereafter referred to as "finan-cial statements") are the responsibility of the Fund's management; our respon-sibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and per-form the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presenta-tion. We believe that our audits, which included confirmation of investments owned at August 31, 1999 by correspondence with the custodian, provide a rea-sonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston Massachusetts
October 22, 1999


 Important Tax Information unaudited


For the year ended August 31, 1999, 0.2% of the income dividends paid were de-rived from interest earned from U.S. Government and U.S. Government agency ob-ligations.

Cash Reserves Portfolio
PORTFOLIO OF INVESTMENTS                                         August 31, 1999


                            Principal
                             Amount
Issuer                    (000's omitted)         Value
----------------------------------------------------------
Asset Backed -- 9.1%
----------------------------------------------------------
Lincs-Ser *
   5.32% due 2/15/00        $ 87,500          $ 87,500,000
   5.29% due 4/15/00         100,000           100,000,000
Restructured Asset
   Securities *
   5.20% due 6/02/00         250,000           250,000,000
SMM Trust *
   5.368% due 1/26/00        100,000           100,000,000
Steers *
   5.269% due 11/10/99       201,000           201,000,000
Strategic Money Market
   Trust Receipts *
   5.24% due 12/15/99        200,000           200,000,000
   5.20% due 3/15/00         240,000           240,000,000
Strats Trust *
   5.38% due 8/18/00         100,000           100,000,000
Triangle Funding Ltd. *
   5.35% due 10/15/99         82,000            82,000,000
                                             -------------
                                             1,360,500,000
                                             -------------

Bank Notes -- 13.2%
----------------------------------------------------------
Bank of America
   5.50% due 2/25/00         400,000           400,000,000
   5.84% due 3/17/00         100,000           100,000,000
FCC National Bank
   4.90% due 12/16/99        185,000           184,974,065
   5.84% due 2/25/00         100,000           100,000,000
   5.85% due 3/20/00         164,000           164,000,000
First National Bank
   5.83% due 2/22/00         100,000           100,000,000
First USA Bank
   5.93% due 8/29/00         100,000            99,961,992
Key Bank National
   Association *
   5.475% due 9/23/99        350,000           349,989,452
Morgan Guaranty
   Trust Co. *
   5.40% due 5/10/00         210,000           209,943,306
Nationsbank
   5.00% due 11/19/99        160,000           160,000,000
Westpac Banking Corp.
   5.20% due 5/11/00         100,000            99,959,974
                                             -------------
                                             1,968,828,789
                                             -------------

                            Principal
                             Amount
Issuer                    (000's omitted)         Value
----------------------------------------------------------
Certificates Of Deposit
(Domestic) -- 2.8%
----------------------------------------------------------
Bankers Trust Co. *
   5.57% due 5/15/00        $200,000        $  199,938,194
Morgan Guaranty
   Trust Co.
   4.90% due 10/15/99         85,000            84,990,073
   4.63% due 10/22/99         65,000            64,963,673
   4.99% due 12/10/99         62,000            62,000,000
                                                ----------
                                               411,891,940
                                             -------------

Certificates Of Deposit (Euro) -- 4.2%
----------------------------------------------------------
Barclays Bank
   5.25% due 11/02/99        100,000           100,000,000
Bayerische Vereinsbank
   4.99% due 11/10/99        171,000           171,006,408
   5.02% due 11/23/99        100,000           100,002,066
Credit Agricole Indosuez
   4.96% due 9/27/99          75,000            75,000,528
Dresdner Bank
   5.26% due 11/02/99        100,000           100,000,000
Halifax
   5.14% due 12/06/99         55,000            55,015,560
International Nederlanden
   Group
   4.97% due 9/27/99          25,000            25,000,176
                                             -------------
                                               626,024,738
                                             -------------

Certificates Of Deposit (Yankee) -- 27.8%
----------------------------------------------------------
Abbey National Treasury
   Services *
   5.495% due 5/01/00        350,000           349,849,366
Algemene Bank
   5.50% due 9/02/99          70,000            70,000,912
Bank Austria
   5.15% due 5/04/00         100,000            99,987,016
   5.20% due 5/10/00          35,000            34,983,722
   5.95% due 8/21/00         100,000            99,953,544
Bank of Montreal
   5.59% due 2/04/00         400,000           400,000,000
   5.11% due 4/10/00         100,000            99,970,712
Bank of Nova Scotia
   5.83% due 2/14/00         115,000           115,000,000
Bayerische Hypo
   5.16% due 4/03/00         100,000            99,971,649
   5.10% due 4/12/00         100,000            99,976,347

Cash Reserves Portfolio
PORTFOLIO OF INVESTMENTS (Continued)                             August 31, 1999


                            Principal
                             Amount
Issuer                    (000's omitted)         Value
----------------------------------------------------------
Bayerische Vereinsbank
   4.99% due 9/07/99        $ 70,000        $   70,000,228
   5.15% due 3/23/00         100,000            99,973,093
Commerzbank
   5.22% due 5/10/00         100,000            99,966,780
   5.58% due 6/19/00         160,000           159,963,173
   5.77% due 7/03/00         120,000           119,961,481
Deutsche Bank
   5.33% due 3/09/00          50,000            50,017,532
Deutsche Bank
   5.38% due 4/26/00*        225,000           224,897,019
Deutsche Bank
   5.51% due 6/08/00          96,000            95,971,628
   5.71% due 7/10/00         100,000            99,967,148
   5.98% due 9/05/00         100,000            99,946,907
Landesbank Hessen
   Thuringen
   5.12% due 4/26/00         100,000            99,962,318
Lloyds Bank
   5.67% due 7/17/00         100,000            99,958,011
National Westminster
   Bank
   5.04% due 9/02/99         118,100           118,100,303
   5.03% due 2/08/00          55,000            54,869,521
Nord Deutsche
   Landesbank
   5.16% due 5/17/00         100,000            99,959,009
Rabobank Nederland
   5.08% due 4/12/00         100,000            99,970,431
   5.52% due 6/07/00          62,000            61,809,773
Svenska Handelsbanken
   5.28% due 3/03/00         120,000           120,044,931
   5.23% due 5/10/00         100,000            99,973,424
   5.59% due 6/19/00          50,000            49,988,493
Toronto Dominion
   5.15% due 4/27/00         100,000            99,968,472
UBS AG Stamford
   5.29% due 5/22/00          85,000            84,970,447
   5.34% due 5/24/00          50,000            49,982,205
   5.60% due 6/26/00          25,000            24,990,185
   5.76% due 7/05/00          50,000            49,939,138
Westdeutsche Landesbank
   5.625% due 9/01/99        100,000           100,000,000
   5.125% due 9/15/99         48,000            48,002,540
   4.84% due 11/05/99        116,000           115,992,017
   5.47% due 2/22/00          85,000            85,000,000
                                             -------------
                                             4,153,839,475
                                             -------------

                            Principal
                             Amount
Issuer                    (000's omitted)         Value
----------------------------------------------------------
Commercial Paper -- 23.3%
----------------------------------------------------------
Abbey National
   North America
   5.21% due 3/03/00        $170,000        $  165,473,089
Associates First Capital
   Corp.
   5.63% due 9/01/9          200,000           200,000,000
Associates Corp. of
   North America
   5.63% due 9/01/99         100,000           100,000,000
Banco Santander
   5.16% due 9/10/99         150,000           149,806,500
BankAmerica Corp.
   4.84% due 10/06/99         50,000            49,764,722
Bank of New York
   5.65% due 2/11/00          50,000            48,720,903
Caisse D'Amortissement
   4.735% due 10/08/99        76,000            75,630,144
Exxon Corp.
   5.62% due 9/01/00         200,000           200,000,000
Four Winds Funding Corp.
   5.17% due 9/03/99         200,000           199,942,556
General Electric Capital
   Corp.
   4.75% due 10/04/99        125,000           124,455,729
   4.75% due 10/05/99        125,000           124,439,236
   5.41% due 2/10/00         190,000           185,374,450
   5.41% due 2/11/00         100,000            97,550,472
J. P. Morgan & Co., Inc.
   5.59% due 2/07/00          85,000            82,901,421
Morgan Stanley Dean
   Witter Disc.
   5.59% due 1/27/00*        200,000           200,000,000
   5.62% due 2/04/00         440,000           440,000,000
Moriarty Ltd.
   5.34% due 10/26/99        200,000           198,368,333
Newport Funding Corp.
   5.34% due 10/22/99        139,721           138,664,011
Province de Quebec
   4.80% due 12/17/99         30,000            29,572,000
Prudential Funding Corp.
   5.63% due 9/01/99         200,000           200,000,000
Riverwoods Funding Corp.
   5.34% due 10/26/99         98,146            97,345,292
Santander Financial
   5.69% due 2/11/00          75,000            73,069,469

Cash Reserves Portfolio
PORTFOLIO OF INVESTMENTS                                         August 31, 1999

                            Principal
                             Amount
Issuer                    (000's omitted)         Value
----------------------------------------------------------
Sigma Finance Corp.
   5.34% due 10/26/99       $100,000        $   99,184,167
   5.26% due 11/02/99        125,000           123,867,639
   5.43% due 2/01/00          80,000            78,153,800
                                             -------------
                                             3,482,283,933
                                             -------------

Corporate Notes -- 3.5%
----------------------------------------------------------
Credit Suisse *
   5.54% due 10/07/99        325,000           325,000,000
J. P. Morgan & Co., Inc. *
   5.56% due 5/04/00         200,000           200,000,000
                                             -------------
                                               525,000,000
                                             -------------
Medium Term Notes -- 5.3%
----------------------------------------------------------
Credit Suisse *
   5.57% due 5/10/00         200,000           200,000,000
Goldman Sachs Group *
   5.39% due 1/31/00         335,500           335,500,000
Sigma Finance Corp.
   5.125% due 2/09/00        250,000           250,000,000
                                             -------------
                                               785,500,000
                                             -------------

Time Deposits -- 7.6%
----------------------------------------------------------
Barclays Bank
   5.63% due 9/01/99         143,452           143,452,000
Landesbank Hessen
   Thuringen
   5.66% due 9/01/99         182,500           182,500,000
Rabobank Nederland
   5.63% due 9/01/99         100,000           100,000,000
Societe Generale
   5.56% due 9/01/99         160,578           160,578,000
Suntrust
   5.63% due 9/01/99         400,000           400,000,000
Svenska Grand Cayman
   5.63% due 9/01/99         150,000           150,000,000
                                             -------------
                                             1,136,530,000
                                             -------------

United States Government Agency -- 2.8%
----------------------------------------------------------
Federal Home Loan Bank
   Consumer Discount
   Notes
   5.39% due 7/28/00         100,000            95,044,194
Federal Home Loan
   Mortgage Discount
   Notes
   5.21% due 3/09/00        $ 48,062        $   46,740,429
   5.16% due 6/13/00          50,000            47,950,333
   5.22% due 6/15/00         135,000           129,362,400
Federal National Mortgage
   Association
   4.86% due 2/10/00         100,000            99,963,605
                                             -------------
                                               419,060,961
                                             -------------

United States Treasury Bills -- 0.3%
----------------------------------------------------------
United States Treasury Bills
   4.135% due 10/14/99        25,000            24,876,524
   4.175% due 12/09/99        15,000            14,827,781
                                             -------------
                                                39,704,305
                                             -------------
Total Investments at Value
   /Amortized Cost             99.9%        14,909,164,141
Other Assets,
   Less Liabilities             0.1%            20,180,507
                                             -------------
Net Assets                    100.0%       $14,929,344,648
                             -------       ===============

* Variable interest rate - subject to periodic change.
See notes to financial statements

Cash Reserves Portfolio
STATEMENT OF ASSETS AND LIABILITIES

August 31, 1999
--------------------------------------------------------------------------------
Assets:

Investments at value (Note 1A)                                   $14,909,164,141
Cash                                                                       1,804
Interest receivable                                                  121,674,021
--------------------------------------------------------------------------------
   Total assets                                                   15,030,839,966
Liabilities:
Payable for investments purchased                                     99,946,907
Payable to affiliate--Investment Advisory fee (Note 2A)                1,113,656
Accrued expenses and other liabilities                                   434,755
--------------------------------------------------------------------------------
   Total liabilities                                                 101,495,318
--------------------------------------------------------------------------------
Net Assets                                                       $14,929,344,648
--------------------------------------------------------------------------------
Represented by:
Paid-in capital for beneficial interests                         $14,929,344,648
--------------------------------------------------------------------------------


Cash Reserves Portfolio
statement of Operations

For the Year Ended August 31, 1999
--------------------------------------------------------------------------------
Interest Income (Note 1B):                                          $640,703,011
Expenses:
Investment Advisory fees (Note 2A)                $ 18,380,593
Administrative fees (Note 2B)                        6,126,864
Custody and fund accounting fees                     2,505,470
Legal fees                                              70,203
Trustees' fees                                          67,304
Audit fees                                              45,100
Other                                                  153,571
--------------------------------------------------------------------------------
Total expenses                                      27,349,105
Less aggregate amounts waived by Investment Adviser
   and Administrator (Notes 2A, and 2              (15,085,181)
Less fees paid indirectly (Note 1E                         (17)
--------------------------------------------------------------------------------
Net expenses                                                          12,263,907
--------------------------------------------------------------------------------
Net investment income                                               $628,439,104
--------------------------------------------------------------------------------

See notes to financial statements

Cash Reserves Portfolio
STATEMENT OF CHANGES IN NET ASSETS


                                                        Year Ended August 31,

                                                         1999                   1998
-----------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
from Operations:
Net investment income                              $ 628,439,104           $ 504,627,904
-----------------------------------------------------------------------------------------
Capital Transactions:
Proceeds from contributions                       47,581,662,450          30,335,511,897
Value of withdrawals                             (42,086,666,522)        (29,691,630,125)
-----------------------------------------------------------------------------------------
Net increase in net assets from
  capital transactions                             5,494,995,928             643,881,772

Net Increase in Net Assets                         6,123,435,032           1,148,509,676

Net Assets:
Beginning of period                                8,805,909,616           7,657,399,940
-----------------------------------------------------------------------------------------
End of period                                    $14,929,344,648         $ 8,805,909,616
-----------------------------------------------------------------------------------------

Cash Reserves Portfolio
Financial Highlights


                                                         Year Ended August 31,
-------------------------------------------------------------------------------------------------------
                                      1999          1998          1997          1996         1995
-------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets (000's omitted)       $14,929,345    $8,805,910    $7,657,400    $4,442,187    $4,765,406
Ratio of expenses to average
net assets                              0.10%         0.10%         0.10%         0.10%         0.10%
Ratio of net investment income
to average net assets                   5.13%         5.65%         5.57%         5.64%         5.88%

Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

Ratios:
Expenses to average net assets          0.22%         0.22%         0.23%         0.23%         0.23%
Net investment income to
average net assets                      5.01%         5.53%         5.44%         5.50%         5.75%
-------------------------------------------------------------------------------------------------------

See notes to financial statements

Cash Reserves Portfolio
NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies Cash Reserves Portfolio (the "Portfolio") is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator and Citibank, N.A. ("Citibank") acts as the Investment Adviser. Citibank is a wholly-owned subsidiary of Citicorp, which in turn is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.
   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
   The significant accounting policies consistently followed by the Portfolio are as follows:
   A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the U.S. Investment Company Act of 1940.
   B. Interest Income and Expenses Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG.
   C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.
   D. Repurchase Agreement It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.
   E. Fees Paid Indirectly The Portfolio's custodian calculates its fees based on the Portfolio's average daily net assets. The fees are reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure

Cash Reserves Portfolio
NOTES TO FINANCIAL STATEMENTS

the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.
   F. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. Investment Advisory Fees and Administrative Fees
   A. Investment Advisory Fee The Investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $18,380,593 of which $8,958,317 was voluntarily waived for the year ended August 31 1999. The investment advisory fees are computed at an annual rate of 0.15% of the Portfolio's average daily net assets.
   B. Administrative Fees Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, are computed at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $6,126,864, all of which were voluntarily waived for the year ended August 31, 1999. The Portfolio pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. Investment Transactions Purchases, maturities and sales of money market instruments aggregated $317,241,778,448 and $311,116,822,640, respectively, for the year ended August 31, 1999.

4. Line of Credit The Portfolio, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 1999, the commitment fee allocated to the Portfolio was $32,324. Since the line of credit was established, there have been no borrowings.

Cash Reserves Portfolio
INDEPENDENT AUDITORS' REPORT

To the Trustees and the Investors of Cash Reserves Portfolio:

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of Cash Reserves Portfolio (the "Portfolio") as at August 31, 1999 and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits of these financial statements in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 1999 by correspondence with the custodian, provide a reasonable basis for our opinion.

   In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at August 31, 1999, the results of its operations and the changes in its net assets and the financial highlights for the periods indicated in accordance with U.S. generally accepted accounting principles.

PricewaterhouseCoopers LLP
Chartered Accountants
Toronto, Ontario
October 6, 1999

Administrators of the Fund
U.S. Trust Company of Connecticut
225 High Ridge Road
Stamford, CT 06905

Chase Global Funds Services Company
73 Tremont Street
Boston, MA 02108
(617) 557-8000

Federated Administrative Services
Federated Investment Tower
1001 Liberty Avenue
Pittsburgh, PA 15222

Investment Adviser of the Portfolio
Citibank, N.A.
153 East 53rd Street
New York, NY 10043

Transfer Agent of the Fund
Chase Global Funds Services Company
73 Tremont Street
Boston, MA 02108
(800) 909-1989

Distributor of the Fund
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237

Independent Accountants of the Fund
PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA 02110


USTEXIMA99


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                                 Institutional
                                   Money Fund


                                 Annual Report
                                August 31, 1999